COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating Leases, Rent Expense	$ 22,841	$ 0	$ 40,039	$ 0
Deferred Rent Credit	$ 10,382		$ 10,382